EARNINGS PER COMMON SHARE (Schedule of Weighted Average Number of Shares) (Details) - $ / shares	3 Months Ended						12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Common Class A [Member]
Increase in weighted average shares outstanding used to calculate basic per share amounts for Class A		52,859,916	52,852,772	52,850,854	52,849,916	32,744,009		21,574,359
Increase in weighted average shares outstanding used to calculate diluted per share amounts for Class A		52,864,103	52,919,817	52,863,944	52,863,006	32,745,709		21,574,359
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts	(477,996,064)	(477,948,757)	(477,881,414)	(477,862,044)	(477,852,594)	(296,060,879)	(477,922,795)	(195,068,602)
Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts	(478,597,620)	(477,996,214)	(478,109,118)	(477,875,954)	(477,889,946)	(296,062,895)	(478,145,452)	(195,068,602)
Common Class B [Member]
Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts	(6,599,867)	(6,600,472)	(6,602,333)	(6,604,120)	(6,604,967)	(4,092,540)	(6,601,683)	(2,696,358)
Class A and Class B [Member]
Change in earnings per share - basic and diluted		$ (0.03)	$ (0.01)	$ (0.01)	$ 0.00	$ 0.00		$ 0.05
Change in net income/(loss) per share - basic and diluted	$ 0.08	$ 1.49	$ 0.50	$ 0.37	$ 0.23	$ 0.12	$ 2.44	$ (2.04)